FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Measurement of fair values
Financial assets	$ 10,920	$ 11,012
Financial liabilities	(5,352)	(5,733)
Transfer from Level 1 to Level 2 assets	0	0
Transfer from Level 2 to Level 1 assets	0	0
Transfer into Level 3 assets	0	0
Transfer out of Level 3 assets	0	0
Transfer from Level 1 to Level 2 liabilities	0	0
Transfer from Level 2 to Level 1 liabilities	0	0
Transfer into Level 3 liabilities	0	0
Transfer out of Level 3 liabilities	0	0
Acquisition consideration
Measurement of fair values
Decrease in consideration	74
Consideration paid	49
Remeasurement reduction	25
Corporate bond
Measurement of fair values
Financial liabilities	(993)	(992)
Fair value of liability	962	1,017
Private placement debt
Measurement of fair values
Financial liabilities	(1,285)	(1,552)
Fair value of liability	1,316	1,642
At fair value
Measurement of fair values
Financial assets	69	70
Financial liabilities	(103)	(187)
At fair value | Acquisition consideration
Measurement of fair values
Financial liabilities	(84)	(128)
At fair value | Acquisition consideration | Level 3
Measurement of fair values
Financial liabilities	(84)	(128)
At fair value | Forward foreign exchange contracts
Measurement of fair values
Financial liabilities	(17)	(57)
At fair value | Forward foreign exchange contracts | Level 2
Measurement of fair values
Financial liabilities	(17)	(57)
At fair value | Currency swaps
Measurement of fair values
Financial liabilities	(2)	(2)
At fair value | Currency swaps | Level 2
Measurement of fair values
Financial liabilities	(2)	(2)
At fair value | Forward foreign exchange contracts
Measurement of fair values
Financial assets	37	20
At fair value | Forward foreign exchange contracts | Level 2
Measurement of fair values
Financial assets	37	20
At fair value | Investments.
Measurement of fair values
Financial assets	10	9
At fair value | Investments. | Level 3
Measurement of fair values
Financial assets	10	9
At fair value | Contingent consideration receivable
Measurement of fair values
Financial assets	20	37
At fair value | Contingent consideration receivable | Level 3
Measurement of fair values
Financial assets	20	37
At fair value | Currency swaps
Measurement of fair values
Financial assets	2	2
At fair value | Currency swaps | Level 2
Measurement of fair values
Financial assets	2	2
At fair value | Interest swaps
Measurement of fair values
Financial assets		2
At fair value | Interest swaps | Level 2
Measurement of fair values
Financial assets		2
At fair value | Fair value - hedging instruments
Measurement of fair values
Financial assets	37	20
Financial liabilities	(17)	(57)
At fair value | Fair value - hedging instruments | Forward foreign exchange contracts
Measurement of fair values
Financial liabilities	(17)	(57)
At fair value | Fair value - hedging instruments | Forward foreign exchange contracts
Measurement of fair values
Financial assets	37	20
At fair value | Fair value through OCI
Measurement of fair values
Financial assets	2	4
Financial liabilities	(2)	(2)
At fair value | Fair value through OCI | Currency swaps
Measurement of fair values
Financial liabilities	(2)	(2)
At fair value | Fair value through OCI | Currency swaps
Measurement of fair values
Financial assets	2	2
At fair value | Fair value through OCI | Interest swaps
Measurement of fair values
Financial assets		2
At fair value | Financial assets at fair value through profit or loss
Measurement of fair values
Financial assets	30	46
Financial liabilities	(84)	(128)
At fair value | Financial assets at fair value through profit or loss | Acquisition consideration
Measurement of fair values
Financial liabilities	(84)	(128)
At fair value | Financial assets at fair value through profit or loss | Investments.
Measurement of fair values
Financial assets	10	9
At fair value | Financial assets at fair value through profit or loss | Contingent consideration receivable
Measurement of fair values
Financial assets	20	37
Not measured at fair value
Measurement of fair values
Financial assets	2,336	2,748
Financial liabilities	(4,202)	(4,415)
Not measured at fair value | Acquisition consideration
Measurement of fair values
Financial liabilities	(7)	(37)
Not measured at fair value | Bank overdrafts.
Measurement of fair values
Financial liabilities	(5)	(11)
Not measured at fair value | Bank loans
Measurement of fair values
Financial liabilities	(859)	(931)
Not measured at fair value | Corporate bond
Measurement of fair values
Financial liabilities	(993)	(992)
Not measured at fair value | Private placement debt in a hedge relationship
Measurement of fair values
Financial liabilities		(122)
Not measured at fair value | Private placement debt not in a hedge relationship
Measurement of fair values
Financial liabilities	(1,285)	(1,430)
Not measured at fair value | Trade and other payables
Measurement of fair values
Financial liabilities	(1,053)	(892)
Not measured at fair value | Trade and other receivables.
Measurement of fair values
Financial assets	1,046	986
Not measured at fair value | Cash at bank
Measurement of fair values
Financial assets	1,290	1,762
Not measured at fair value | Other financial liabilities
Measurement of fair values
Financial liabilities	(4,202)	(4,415)
Not measured at fair value | Other financial liabilities | Acquisition consideration
Measurement of fair values
Financial liabilities	(7)	(37)
Not measured at fair value | Other financial liabilities | Bank overdrafts.
Measurement of fair values
Financial liabilities	(5)	(11)
Not measured at fair value | Other financial liabilities | Bank loans
Measurement of fair values
Financial liabilities	(859)	(931)
Not measured at fair value | Other financial liabilities | Corporate bond
Measurement of fair values
Financial liabilities	(993)	(992)
Not measured at fair value | Other financial liabilities | Private placement debt in a hedge relationship
Measurement of fair values
Financial liabilities		(122)
Not measured at fair value | Other financial liabilities | Private placement debt not in a hedge relationship
Measurement of fair values
Financial liabilities	(1,285)	(1,430)
Not measured at fair value | Other financial liabilities | Trade and other payables
Measurement of fair values
Financial liabilities	(1,053)	(892)
Not measured at fair value | Fair value - hedging instruments
Measurement of fair values
Financial assets	1,046	986
Not measured at fair value | Fair value - hedging instruments | Trade and other receivables.
Measurement of fair values
Financial assets	1,046	986
Not measured at fair value | Amortised cost
Measurement of fair values
Financial assets	1,290	1,762
Not measured at fair value | Amortised cost | Cash at bank
Measurement of fair values
Financial assets	$ 1,290	$ 1,762